Principal Accounting Policies - Summary of Supplemental Cash Flow Information Related to Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Cash payments for operating leases	¥ 26,001	¥ 25,890
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 39,783